Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment

Property, Plant and Equipment of the Group correspond to computer equipment that is stated at cost less accumulated depreciation.

	2021				2020
	Computer Equipment	Building improvements	Work in Progress	Total	Computer Equipment
Cost	645	—	486	1,131	255
Accumulated depreciation	(218)	—	—	(218)	(63)
Opening book value, January 1	427	—	486	913	192
Additions	1,178	—	771	1,949	876
Transfers	—	1,257	(1,257)	—	—
Depreciation of the year	(335)	(42)	—	(377)	(155)
Total as at December 31	1,270	1,215	—	2,485	913
Cost	1,823	1,257	—	3,080	1,131
Accumulated depreciation	(553)	(42)	—	(595)	(218)